Revenues (Tables)	12 Months Ended
Dec. 31, 2014
Revenues [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2014		December 31, 2013	December 31, 2012
	RMB	US$	RMB	RMB
Sales in China	241,446	38,914	263,076	302,290
Sales in other countries (principally Europe, Asia and North America)	43,018	6,933	41,874	70,576
	284,464	45,847	304,950	372,866

Schedule of Revenue by Significant Types of Films
The Company’s revenue by significant types of films for 2014, 2013 and 2012was as follows:

	December 31,2014			December 31,2013		December 31,2012

	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	118,560	19,108	41.7%	142,309	46.7%	202,029	54.2%
Printing film	32,987	5,317	11.6%	27,852	9.1%	42,449	11.4%
Metallized film	6,397	1,031	2.2%	17,686	5.8%	18,886	5.1%
Specialty film	79,609	12,830	28.0%	89,382	29.3%	92,536	24.8%
Base film for other applications	46,911	7,561	16.5%	27,721	9.1%	16,966	4.5%
	284,464	45,847	100.0%	304,950	100.0%	372,866	100.0%